Sep. 27, 2021
MFAM Global Opportunities Fund

THE RBB FUND, INC.

MFAM Global Opportunities Fund (FOOLX and FOIIX)

Supplement Dated September 27, 2021 to the

Summary Prospectus and Statutory Prospectus, each dated December 31, 2020, as supplemented

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Statutory Prospectus, and should be read in conjunction with those documents.

1.	Effective September 27, 2021, the section in the Summary Prospectus entitled “Principal Investment Risks” and the section in the Statutory Prospectus entitled “MFAM Global Opportunities Fund – Summary Section – Principal Investment Risks” is amended by adding the following:

Currency Risk

Currency risk results from changes in the rate of exchange between the currency of the country in which a foreign company is domiciled or keeps its books and the U.S. dollar. Whenever the Global Opportunities Fund holds securities valued in a foreign currency or holds the currency itself in connection with its purchases and sales of foreign securities, changes in the exchange rate add to or subtract from the value of the investment in U.S. dollars. The Global Opportunities Fund generally does not seek to hedge currency risk, and although the Adviser considers currency risks as part of its investment process, its judgments in this regard may not always be correct.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.